Goodwill	12 Months Ended
Apr. 02, 2023
Intangible assets and goodwill [abstract]
Goodwill	Goodwill
Goodwill arising from business combinations is as follows:

	April 2, 2023	April 3, 2022
	$	$
Opening balance	53.1	53.1
Business combination (note 5)	10.8	—
Goodwill	63.9	53.1
The Company has determined there to be eleven CGUs (April 3, 2022 - ten CGUs) for which goodwill and intangible assets are tested for impairment. The increase in CGUs from the comparative period is attributable to the recognition of the Japan Joint Venture which represents an additional CGU. No other changes were made to the existing CGUs from the previous year. The Company completed its annual impairment tests and concluded that there was no impairment in the years ended April 2, 2023 and April 3, 2022.
The following table outlines the goodwill allocation for the applicable CGUs for the current year:

	April 2, 2023	April 3, 2022
	$	$
North America DTC - Retail	11.7	11.7
North America DTC - e-Commerce	6.6	6.6
North America Wholesale	5.7	5.7
Asia Pacific DTC - Retail	9.8	9.8
Asia Pacific DTC - e-Commerce	2.6	2.6
Asia Pacific Wholesale	3.6	3.6
EMEA[1] DTC - Retail	4.3	4.3
EMEA[1] DTC - e-Commerce	2.8	2.8
EMEA[1] Wholesale	6.0	6.0
Japan Joint Venture	10.8	—
Goodwill	63.9	53.1
1EMEA comprises Europe, the Middle East, Africa, and Latin America.
Key Assumptions
The key assumptions used to calculate the VIU are those regarding discount rate, revenue and gross margin growth rates, sales channel mix, and growth in SG&A expenses. These assumptions are considered to be Level 3 in the fair value hierarchy. The goodwill impairment tests resulted in excess of recoverable value over carrying value of at least 39.4% for each CGU. Because the VIU amount exceeds the CGUs’ asset carrying amount, the CGU is not impaired and the fair value less costs of disposition has not been calculated.
Cash flow projections were discounted using the Company’s weighted average cost of capital, determined to be 12.67% (April 3, 2022 - 11.14%) based on a risk-free rate, an equity risk premium adjusted for betas of comparable publicly traded companies, an unsystematic risk premium, country risk premium, country-specific risk premium, a cost of debt based on comparable corporate bond yields and the capital structure of the Company. Cash flow projections are based on management’s most recent forecasts over a five year period. A long term growth rate of 2% has been applied to cash flows beyond the forecasted period.